Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Research and development expense	$ 7,280	$ 12,317	$ 18,120	$ 98,982	$ 145,182	$ 40,448
Advertising costs	57,779	$ 31,608	92,181	$ 81,159	158,514	92,700
Cash equivalents	0		0		0	$ 0
FDIC Insured limit	$ 250,000		$ 250,000		$ 250,000
Useful life	5 years		5 years		5 years